Accounts Receivable, net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, net
Accounts Receivable, net

Note 6 – Accounts Receivable, net

Accounts receivable consisted of the following:

	December 31,	December 31,
	2025	2024
Accounts receivable	$40,187,942	$34,636,570
Accounts receivable transferred back by the Seller (Note 3)	7,484,283	-
Allowance for expected credit losses	(19,876,510)	(2,028,979)
Accounts receivable, net	$27,795,715	$32,607,591

The movement of allowance for expected credit losses are as follows:

	December 31,	December 31,
	2025	2024
Balance at beginning of year	$2,028,979	$2,361,778
Change of allowance for expected credit losses	17,327,139	(284,191)
Foreign currency translation adjustment	520,392	(48,608)
Balance at end of year	$19,876,510	$2,028,979